Warrants to Purchase Common Stock (Details) - $ / shares	3 Months Ended	12 Months Ended
	Sep. 30, 2022	Jun. 30, 2022
Warrants to Purcahase Common Stock [Abstract]
Warrants to purchase common stock , description	In connection with the Offering, the Company issued 360,000 warrants to purchase common stock to the Placement Agents. The warrants carry a term of 5 years and an exercise price of $2.00.
Warrants to purchase common stock		360,000
Term of warrants		5 years
Exercise price of warrants		$ 2